Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Other payable and accrued expenses consist of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Other tax payables	9,004	9,403
Other payable to suppliers	8,578	16,048
Accrued marketing expense -loyalty points	3,547	4,373
Professional fees	5,092	2,348
Advances from the insured	2,892	2,503
Interest payable	48	180
Deposits	352	230
Payables for acquisition (1)	910	6,768
Withholding social security costs and housing benefits	1,196	305
Deferred income	1,429	—
Advances from share repurchase of an equity investee	—	1,500
Others	1,802	775

	34,850	44,434

Note:

(1)	The amount as of December 31, 2024 represented the unconditional payables to the existing shareholders of Global Care due within 1 year related to the acquisition disclosed in note 4.